Share-Based Awards and Options - Restricted Stock and Performance Units Narrative (Details)	12 Months Ended
	May. 31, 2015 type shares	May. 31, 2014 shares	May. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	306,366	0	0
Restricted Stock and Restricted Stock Units | One Year Increment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Performance Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of performance units offered | type	3
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		1 year
Performance Restricted Stock Units | One Year Increment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Performance Restricted Stock Units | Three Year Equal Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		75.00%
Performance Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target shares of company stock	200.00%
Leveraged Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period	3 years
Leveraged Performance Units | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Leveraged Performance Units | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Converted	0.33
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Converted	0.66
Granted Before Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Granted Before Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Granted Before Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Granted Before Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Granted Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Granted Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Granted Fiscal 2015 [Member] | Restricted Stock and Restricted Stock Units | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%